SCHEDULE OF ADVANCE TO SUPPLIERS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Advance To Suppliers Schedule Of Advance To Suppliers 1		$ 27,183,336
Advance To Suppliers Schedule Of Advance To Suppliers 2		36,690,325
Advance To Suppliers Schedule Of Advance To Suppliers 1	77,142,658
Advance To Suppliers Schedule Of Advance To Suppliers 2	$ 27,183,336